Description of Organization, Business Operations	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Organization, Business Operations
NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
RedBall Acquisition Corp. (the “Company”, or “RedBall”) is a blank check company incorporated in the Cayman Islands on June 10, 2020. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses that the Company has not yet identified (“business combination”). Although the Company is not limited to a particular industry or geographic region for purposes of consummating a business combination, the Company intends to focus on businesses in the sports, media and data analytics sectors, with a focus on professional sports franchises. The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012 (the “JOBS Act”).
At December 31, 2021, the Company had not yet commenced operations. All activity for the period from June 10, 2020 (inception) through December 31, 2021, relates to the Company’s formation and its preparation for the initial public offering (“Initial Public Offering”), which is described below, and since the Initial Public Offering, the search for a prospective initial business combination. The Company will not generate any operating revenue until after the completion of its initial business combination, at the earliest. The Company will generate non-operating
income in the form of income earned on investments in the Trust Account (as defined below). The Company has selected December 31 as its fiscal year end.
The Company’s sponsor is RedBall SponsorCo LP, a Cayman Islands exempted limited partnership (“Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on August 12, 2020. On August 17, 2020, the Company consummated its Initial Public Offering of 57,500,000 units (“Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”), including the 7,500,000
Units as a result of the underwriters’ full exercise of their over-allotment option, at $10.00 per Unit, generating gross proceeds of $575.0
 million, and incurring offering costs of approximately $32.4 million, inclusive of approximately $20.1
 million in deferred underwriting commissions (Note 5).
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 9,566,667 warrants at a price of $1.50
per warrant (“Private Placement Warrants”) to the Sponsor, generating gross proceeds of approximately $14.4 million (Note 4).
Upon the closing of the Initial Public Offering and the Private Placement, $575.0 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust account (“Trust Account”) and invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule
2a-7
promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a
b
usiness
c
ombination and (ii) the distribution of the Trust Account as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a business combination. The Company’s initial business combination must be with one or more operating businesses or assets with a fair market value equal to at least

80
% of the net assets held in the Trust Account (as defined below) (net of amounts disbursed to the Company’s management for working capital purposes and excluding the amount of any deferred underwriting discount held in trust) at the time the Company signs a definitive agreement in connection with the initial
b
usiness
c
ombination. However, the Company will only complete a
b
usiness
c
ombination if the post-

transaction company owns or acquires
50
% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act
1940
, as amended, or the Investment Company Act.
The Company will provide its holders of its ordinary shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a
b
usiness
c
ombination either (i) in connection with a shareholder meeting called to approve the
b
usiness
c
ombination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a
b
usiness
c
ombination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share
amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). These Public Shares were recorded at a redemption value and classified as temporary equity.
Upon the completion of the Initial Public Offering, in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”). In such case, the Company will proceed with a
b
usiness
c
ombination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a business combination and a majority of the shares voted are voted in favor of the business combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to the amended and restated memorandum and articles of association which will be adopted by the Company upon the consummation of the Initial Public Offering (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”), and file tender offer documents with the SEC prior to completing a business combination. If, however, a shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks shareholder approval in connection with a business combination, the holders of the Founder Shares prior to this Initial Public Offering (the “Initial Shareholders”) have agreed to vote their Founder Shares (as defined in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a business combination. In addition, the Initial Shareholders have agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a business combination. In addition, the Company has agreed not to enter into a definitive agreement regarding an initial business combination without the prior consent of the Sponsor.
Notwithstanding the foregoing, the Company’s Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20% of the Class A ordinary shares sold in the Initial Public Offering, without the prior consent of the Company.
The Company’s Sponsor, executive officers, directors and director nominees have agreed not to propose an amendment to the Company’s Amended and Restated Memorandum and Articles of Association that would affect the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with a
b
usiness
c
ombination or to redeem 100% of its Public Shares if the Company does not complete a
b
usiness
c
ombination, unless the Company provides the public shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.
If the Company is unable to complete a
b
usiness
c
ombination within 24 months from the closing of the Initial Public Offering (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any) and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject, in the case of clauses (ii) and (iii), to the Company’s obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law.
In connection with the redemption of 100% of the Company’s outstanding Public Shares for a portion of the funds held in the Trust Account, each holder will receive a full pro rata portion of the amount then in the Trust Account, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay the Company’s taxes payable (less up to $100,000 of interest to pay dissolution expenses).
The Initial Shareholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a business combination within the Combination Period. However, if the Initial Shareholders should acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a business combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a business combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i)

$
10.00
per public share and (ii) the actual amount per Public Share held in the trust account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Proposed Business Combination
On October 13, 2021, the Company entered into a Business Combination Agreement and Plan of Reorganization (the “Business Combination Agreement”) with Showstop Merger Sub I Inc. a Delaware corporation and a wholly-owned subsidiary of the Company (“Merger Sub One”), Showstop Merger Sub II LLC, a Delaware limited liability company and a wholly-owned subsidiary of the Company (“Merger Sub Two”), and SeatGeek, Inc., a Delaware corporation (“SeatGeek”), as fully disclosed in a Current Report on Form
8-K
filed with the SEC on October 13, 2021.
The Business Combination Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Business Combination Agreement, the “Business Combination”):

(i)
On the business day immediately prior to the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), subject to the approval of RedBall’s shareholders, and in accordance with the General Corporation Law of the State of Delaware, as amended (“DGCL”), the Cayman Islands Companies Act (as amended) (the “CICL”) and the Company’s Amended and Restated Memorandum and Articles of Association (as may be amended from time to time, the “Cayman Constitutional Documents”), RedBall will effect a deregistration under the CICL by way of continuation and domestication under Section 388 of the DGCL (such deregistration by way of continuation and domestication, the “Domestication” and RedBall, immediately after the Domestication, “New SeatGeek”), by filing an application to de-register
RedBall with the Registrar of Companies of the Cayman Islands and filing a Certificate of Corporate Domestication and a Certificate of Incorporation (such Certificate of Incorporation governing the registration of New SeatGeek in the State of Delaware as a corporation, the “Certificate of Incorporation”) with the Delaware Secretary of State, as a result of which, among other things, (a) the Company’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware, (b) each of the then issued and outstanding Class A ordinary shares, par value $0.0001 per share, of RedBall (the “RedBall Class A Ordinary Shares”), will convert automatically, on a one-for-one
basis, into a share of ordinary share, par value $0.0001, per share of New SeatGeek (after its Domestication) (the “New SeatGeek common stock”), (c) each of the then issued and outstanding Class B ordinary shares, par value $0.0001 per share, of the Company, will convert automatically, on a one-for-one
basis, into a share of New SeatGeek common stock, (d) each then issued and outstanding warrant of RedBall to acquire RedBall Class A Ordinary Shares will convert automatically into a redeemable warrant to acquire one share of New SeatGeek common stock (“New SeatGeek Warrant”), (e) each then issued and outstanding unit of RedBall (the “RedBall Units”) will be separated and converted automatically into one share of New SeatGeek common stock and one-third
of one New SeatGeek Warrant to acquire one share of New SeatGeek common stock and (f) the name of the Company will be changed to “SeatGeek, Inc.”;

(ii)
Immediately prior to the First Effective Time (as defined below), (a) each share of the Series A Preferred Stock, Series
A-1
Preferred Stock, Series
A-2
Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series
D-1
Preferred Stock of SeatGeek that is issued and outstanding immediately prior to the First Effective Time will be automatically converted into (i) a number of shares of SeatGeek common stock, par value $0.001 per share, of SeatGeek (the “SeatGeek common stock”) at the then-effective conversion rate and (ii) a number of shares of SeatGeek common stock issuable with respect to any accrued dividends, in each case, in accordance with the terms of the SeatGeek Certificate of Incorporation (such conversion, the “SeatGeek Preferred Conversion”);

(iii)
At the Closing (which shall be one business day immediately following the Domestication), upon the terms and subject to the conditions of the Business Combination Agreement, (x) in accordance with the DGCL,

Merger Sub One will merge with and into SeatGeek, the separate corporate existence of Merger Sub One will cease and SeatGeek will be the surviving corporation and a wholly-owned subsidiary of RedBall (the “First Merger”);

(iv)
Upon the effective time of the First Merger (the “First Effective Time”) as a result of the First Merger, among other things, all outstanding shares of SeatGeek common stock (after giving effect to the SeatGeek Preferred Conversion) as of immediately prior to the First Effective Time, will be cancelled in exchange for the right to receive the applicable pro rata portion of (x) a contingent right to receive shares of New SeatGeek common stock issued pursuant to an earnout, (y) up to
$50
million of cash, subject to certain adjustments (the “Aggregate Cash Consideration”) and (z) a number of shares of New SeatGeek common stock (as defined below) equal to
$1.281 billion
minus
the Aggregate Cash Consideration;

(v)
Upon the First Effective Time, among other things, all warrants for, options to purchase and restricted stock units for shares of SeatGeek common stock outstanding as of immediately prior to the First Merger will be converted into warrants for, options to purchase and restricted stock units for shares of New SeatGeek common stock;

(vi)
Immediately following the First Effective Time, SeatGeek, as the surviving corporation of the First Merger, will merge with and into Merger Sub Two (the “Second Merger” and together with the First Merger, the “Mergers”) with Merger Sub Two continuing as the surviving entity as a wholly owned subsidiary of New SeatGeek; and

(vii)
Upon the effective time of the Second Merger (the “Second Effective Time”), (i) all outstanding shares of SeatGeek, as the surviving corporation of the First Merger, as of immediately prior to the Second Effective Time, will no longer be outstanding and will automatically be cancelled and the outstanding membership interests of Merger Sub Two, as of immediately prior to the Second Effective Time will remain outstanding as membership interest of the surviving entity and will not be affected by the Second Merger and (ii) the operating agreement of Merger Sub Two will be amended and restated in its entirety to read as set forth in the surviving entity operating agreement attached to the Business Combination Agreement as an exhibit.

The Board of Directors of RedBall has unanimously (i) approved and declared advisable the Business Combination Agreement, the Business Combination and the other transactions contemplated thereby, including the Domestication, and (ii) resolved to recommend approval of the Business Combination Agreement and related matters by the shareholders of RedBall.
The obligations of the parties to consummate the transactions contemplated by the Business Combination Agreement are subject to the satisfaction or waiver of certain customary closing conditions, including, among others, (i) approval of the Business Combination and related agreements and transactions by the respective shareholders of RedBall and SeatGeek, (ii) expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act, (iii) the absence of any injunctions or laws prohibiting the transactions, (iii) effectiveness of the proxy / registration statement on Form
S-4
filed by RedBall in connection with the Business Combination, (iv) receipt of approval for listing on The New York Stock Exchange (“NYSE”) for the shares of New SeatGeek common stock to be issued in connection with the Merger, and (v) that the Company have at least $5,000,001 of net tangible assets upon Closing.
Concurrently with the execution of the Business Combination Agreement, RedBall entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 9,050,000 shares of the New SeatGeek Common Stock for an aggregate purchase price equal to $90.5 million (the “PIPE

Investment”). In addition, for each subscribed share of the New SeatGeek Common Stock purchased by the PIPE Investors, the PIPE Investors will receive from New SeatGeek one-third
of one warrant to purchase
one whole
 share of Common Stock at an exercise price of
$
11.50
per share and with terms substantially similar to the redeemable warrants included as part of the RedBall’s Units issued in the IPO.
In addition, concurrently with the execution of the Merger Agreement, Sponsor entered into a backstop subscription agreement (the “Backstop Subscription Agreement”) with RedBall, pursuant to which, on the terms and subject to the conditions set forth therein, the Sponsor has committed to purchase, following the Domestication and prior to the Closing, shares of New SeatGeek Common Stock, in a private placement for a purchase price of $10.00 per share, up to an aggregate of $65 million, to backstop certain redemptions by RedBall shareholders. In addition, the Sponsor has also agreed to forfeit 1,000,000 shares of New SeatGeek common stock upon the Closing, and to subject 7,187,500 shares issued and outstanding of New SeatGeek Common Stock, which are comprised of two separate tranches of 3,593,750 shares per tranche, to potential forfeiture to New SeatGeek for no consideration until the occurrence of the certain earnout vesting conditions
.